INTANGIBLE ASSETS, NET - Misplaced cryptocurrencies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 08, 2021 USD ($)
INTANGIBLE ASSETS, NET
Book values	$ 2,003,332
Bitcion
INTANGIBLE ASSETS, NET
Quantities	125.8584797
Book values	$ 1,952,597	$ 5,972,282
USD Coin
INTANGIBLE ASSETS, NET
Quantities	2,005,537.50
Book values	$ 1,992,211